Disclosure of detailed information about statement of operations of Joint Venture (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenue			$ 161,918	$ 256,203
Production costs			(79,008)	(116,628)
Depreciation and depletion			(41,944)	(64,153)
Royalties			(8,096)	(12,810)
Exploration and evaluation expenditures			(2,333)	(2,050)
General and administrative expenses			(11,660)	(12,590)
Income (loss) from operations			19,719	47,972
Finance income			5,555	609
Finance expense			(10,737)	(17,810)
Loss before taxes			(128,704)	30,388
Current income tax expense			1,079	1,301
Deferred income tax recovery (expense)			11,430	22,774
Net loss of the JV for the period			(141,213)	$ 6,313
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Revenue	$ 121,955	$ 161,918	283,873
Production costs	(79,039)	(79,008)	(158,047)
Depreciation and depletion	(34,329)	(41,944)	(76,273)
Royalties	(6,154)	(8,096)	(14,250)
Income (loss) from mine operations	2,433	32,870	35,303
Exploration and evaluation expenditures	(1,037)	(2,333)	(3,370)
General and administrative expenses	(4,242)	(4,566)	(8,808)
Income (loss) from operations	(2,846)	25,971	23,125
Fair value adjustment associated with JV Transaction	(200)	(126,697)	(126,897)
Finance income	154	98	252
Finance expense	(685)	(10,403)	(11,088)
Foreign exchange gain	1,046	135	1,181
Loss before taxes	(2,531)	(110,896)	(113,427)
Current income tax expense	0	(19)	(19)
Deferred income tax recovery (expense)	0	(11,430)	(11,430)
Net loss of the JV for the period	$ (2,531)	$ (122,345)	$ (124,876)